Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 121,749.4	$ 1,481.3	₨ 80,202.3
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		121,749.4		80,202.3
Derivative assets, financial instruments		73,045.2		48,942.8
Derivative assets, financial collateral	[1]	19,402.2		8,022.9
Derivative assets, net amount		29,302.0	356.5	23,236.6
Securities purchased under agreements to resell, gross amounts		455,275.4	5,539.3	373,053.3
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		455,275.4		373,053.3
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	455,275.4		373,053.3
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		98,783.5	1,201.9	74,819.2
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		98,783.5		74,819.2
Derivative liabilities, financial instruments		73,045.2		48,942.8
Derivative liabilities, financial collateral	[1]	5,084.6		1,697.2
Derivative liabilities, net amount		20,653.7	251.3	24,179.2
Securities sold under repurchase agreements, gross amounts		0.0	0.0	151,844.9
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		0.0		151,844.9
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	0.0		151,844.9
Securities sold under repurchase agreements, net amount		0.0	0.0	0.0
Long Term debt , gross amounts		90,200.0		90,200.0
Long Term debt , Amounts offset		0.0		0.0
Long Term debt ,Net amounts reported in the balance sheet		90,200.0		90,200.0
Long Term debt , Financial instruments		0.0		0.0
Long Term debt , Financial collateral	[1]	90,200.0		90,200.0
Long Term debt , Net amount		₨ 0.0	$ 0.0	₨ 0.0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other liabilities	Accrued expenses and other liabilities

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.